Note 16 - Receivables and Prepayments, Net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current prepayments and current accrued income [abstract]
Prepaid expenses and other receivables	$ 38,080	$ 26,457
Government entities	2,363	3,075
Employee advances and loans	5,974	4,672
Advances to suppliers and other advances	17,225	14,661
Government tax refunds on exports	8,419	2,723
Receivables from related parties	5,919	16,217
Others	21,502	13,961
Receivables and prepayments, gross	99,482	81,766
Allowance for other doubtful accounts, see note 24 (i)	(3,206)	(3,917)
Current prepayments and other current assets	$ 96,276	$ 77,849